Subsequent Events (Details)		1 Months Ended		12 Months Ended
	Oct. 09, 2020	Feb. 19, 2021	Jan. 26, 2021	Sep. 30, 2020
Subsequent Events (Details) [Line Items]
Short-term bank loan, description				The Company refinanced its loans with its banks subsequent to the expiration of the loans disclosed in Note 10 – Short-term Borrowings by repaying bank loans of $ $16,095,204 and borrowing a total of $ $17,649,051 and for the period from October 1, 2020 to March 30, 2021. Those loans have interest rate ranges from 4.75% to 5.22% and are maturing within one year. The Company had no default of payment during the subsequent period.
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Description of reverse stock split	the Board of the Directors of Huadi International approved a 2 for 1 reverse stock split whereby every two authorized, issued and outstanding ordinary share was exchanged for one new ordinary shares (the “Reverse Stock Split”) and as a result of the Reverse Stock Split, the authorized ordinary shares decreased from 500,000,000 shares to 250,000,000 shares, par value of each ordinary share increased from $0.0001 to $0.0002, and the number of issued and outstanding ordinary shares decreased from 20,000,000 shares to 10,000,000 shares. All share information included in the consolidated financial statements and notes thereto have been retroactively adjusted as if such Reverse Stock Split occurred on the first day of the first period presented.
Shares issuances, description		the board of Wenzhou Hongshun approved the resolution to increase investment into Huadi Steel by RMB 99 million, of which RMB 32 million has been paid by Wenzhou Hongshun as of March 30, 2021, with Di Wang invested additional RMB 1 million. As a result, the shareholder structure remains the same with Wenzhou Huadi Steel’s equity interest 99% held by Wenzhou Hongshun and 1% held by Di Wang.	On January 26, 2021, the Company completed its initial public offering (“IPO”) of 3,125,000 shares of its common stock at a public offering price of $8.00 per share. The gross proceeds from the offering were approximately $25 million before deducting placement agents’ commissions and other offering expenses. The offering was conducted on a firm commitment basis. We issued warrants to the Underwriters equal to six percent (6%) of the shares issued in the IPO (the “Representative Warrants”). The Representative Warrants will be exercisable at any time, and from time to time, in whole or in part, during the period commencing 180 days from the effective date of the offering, which period shall not extend further than four and one-half year years from the effective date of the registration statement in compliance with FINRA Rule 5110(f)(2)(G)(i). The Representative Warrants are exercisable at a per share price of $10.00, which is 125% of the Public Offering Price. The Representative Warrants are also exercisable on a cashless basis. The offering closed on January 26, 2021 and shares began trading on January 22, 2021 on NASDAQ Capital Market under the symbol “HUDI.”